LOSS PER ORDINARY SHARE	6 Months Ended
Jun. 30, 2020
LOSS PER ORDINARY SHARE

22   LOSS PER ORDINARY SHARE

The computation of basic and diluted loss per share is as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net loss	(229,779)	(193,078)

Change in redemption value of redeemable preferred shares	(17,760)	—
Cumulative dividend on redeemable preferred shares	(13,472)	(26,667)
Net loss attributable to ordinary shareholders	(261,011)	(219,745)

Weighted average number of ordinary shares outstanding - basic and diluted	1,070,590,091	1,186,168,652

Loss per ordinary share - basic and diluted	(0.24)	(0.19)

Note:   During the year ended December 31, 2019, the Company issued 48,962,896 ordinary shares to its share depository bank, which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

The following securities were excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive. The share options and restricted shares below represented the maximum number of shares to be issued.

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Share options/restricted shares	43,134,256	29,858,248
Convertible bonds payable	46,527,600	46,527,600
Total	89,661,856	76,385,848